Adalta International Fund
Adalta International Fund

At the June 9, 2016 in-person meeting of the Board of Trustees of Forum Funds (the "Trust"), Adalta Capital Management LLC ("Adalta") was appointed to serve as the investment adviser to the Fund, effective at the close of business on June 30, 2016, pursuant to an Interim Investment Advisory Agreement ("Interim Agreement") between Adalta and Forum Funds (the "Trust"). The Interim Agreement will remain in effect for 150 days from its effectiveness, or until Fund shareholders approve a new, permanent investment advisory agreement, whichever is earlier.

As a result of the appointment of Adalta as the Fund’s investment adviser, the Prospectus is hereby revised as follows:

1) Name Change to Adalta International Fund

The Fund is hereby re-named the Adalta International Fund. Accordingly, all references to Beck, Mack & Oliver International Fund are replaced with Adalta International Fund.

2) Footnote 2 of the "Fees and Expenses" section on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

(2) Adalta Capital Management LLC (the "Adviser" or "Adalta") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% through at least　July 31, 2017 (the "Expense Cap"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply. The Expense Cap may only be raised or eliminated with the consent of the Board of　Trustees.

3) The last sentence of the first paragraph under the section "Performance Information"  on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

Updated performance information is available on a quarterly basis for the BM&O Partners Fund at www.beckmack.com or by calling (800) 943-6786 (toll free), with respect to both the BM&O Partners Fund and Adalta International Fund.

Investment Objective
The Adalta International Fund seeks capital appreciation by investing primarily in a portfolio of common stock and securities convertible into common stock.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Adalta International Fund Adalta International Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Adalta International Fund Adalta International Fund
Management Fees	1.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.27%	[1]
Total Annual Fund Operating Expenses	2.17%
Fee Waiver and/or Expense Reimbursement	(0.40%)	[2]
Net Annual Fund Operating Expenses	1.77%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[2]	Adalta Capital Management LLC (the "Adviser" or "Adalta") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% through at least July 31, 2017 (the "Expense Cap"). Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund from year to year. The table shows how the Fund's average annual returns for one, five, and ten years compare to certain broad based indices.Updated performance information is available on a quarterly basis for the BM&O Partners Fund at www.beckmack.com or by calling (800) 943-6786 (toll free), with respect to both the BM&O Partners Fund and Adalta International Fund.

Performance information represents only past performance, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of June 30, 2015 was 0.71%.

During the period shown, the highest return for a quarter was 23.52% for the quarter ended June 30, 2009, and the lowest return was -19.32% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Returns - Adalta International Fund	Label	1 Year	5 Years	10 Years
Adalta International Fund	Return Before Taxes	(2.22%)	4.62%	4.38%
After Taxes on Distributions | Adalta International Fund	Return After Taxes on Distributions	(4.01%)	3.08%	3.22%
After Taxes on Distributions and Sales | Adalta International Fund	Return After Taxes on Distributions and Sale of Fund Shares	(0.12%)	3.31%	3.52%
MSCI ACWI ex US® Index (reflects no deduction for fees, expenses or taxes)	MSCI ACWI ex US® Index (reflects no deduction for fees, expenses or taxes)	(3.87%)	4.43%	5.13%
MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	(0.92%)	6.16%	4.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.